OTHER RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Other Receivables
Loans to unrelated companies	$ 13,016	¥ 87,200	¥ 83,600
Deposit	147	986	863
Others	149	1,000	1,000
Financia assets amount	13,312	89,186	85,463
Staff advance	112	750	697
Others	42	284	280
Total amount	154	1,034	977
Impairment allowance	(196)	(1,316)	(239)
Total	$ 13,270	¥ 88,904	¥ 86,201